Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 12,428	$ 17,236
Trade and other receivables	4,594	5,426
Other financial assets	470	629
Inventories	5,220	4,935
Current tax assets	508	263
Other	131	175
Total current assets	23,351	28,664
Non-current assets
Trade and other receivables	148	153
Other financial assets	1,115	802
Inventories	1,403	1,315
Property, plant and equipment	71,818	61,295
Intangible assets	1,610	1,369
Investments accounted for using the equity method	1,620	1,420
Deferred tax assets	56	56
Other	175	92
Total non-current assets	77,945	66,502
Total assets	101,296	95,166
Current liabilities
Trade and other payables	6,296	6,687
Interest bearing liabilities	7,173	2,622
Other financial liabilities	402	579
Current tax payable	611	3,032
Provisions	4,514	3,965
Deferred income	47	34
Total current liabilities	19,043	16,919
Non-current liabilities
Trade and other payables	4
Interest bearing liabilities	15,172	13,806
Other financial liabilities	2,157	1,997
Non-current tax payable	68	87
Deferred tax liabilities	4,299	3,063
Provisions	11,973	10,478
Deferred income	50	50
Total non-current liabilities	33,723	29,481
Total liabilities	52,766	46,400
Net assets	48,530	48,766
EQUITY
Share capital	4,737	4,638
Treasury shares	(41)	(31)
Reserves	13	12
Retained earnings	39,787	40,338
Total equity attributable to BHP shareholders	44,496	44,957
Non-controlling interests	4,034	3,809
Total equity	$ 48,530	$ 48,766